SCHEDULE OF BANK LOANS (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total		$ 3,684,117	$ 4,058,207
Less: short-term loans		(715,000)	(698,000)
Less: current portion of long-term loans		(2,316,411)	(1,324,854)
Long-term loans		652,706	2,035,353
Dongguan Rural Commercial Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	[1]	$ 3,684,117	$ 4,058,207

[1]	On July 17, 2020, the Company entered into multiple loan facility agreements with Dongguan Rural Commercial Bank for an aggregate of $7.2 million (RMB50 million) to support the working capital needs and the Company’s current CIP projects. The loans have tenure varying between one and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points. The Company pledged the land use right of approximately $1.7 million and buildings of approximately $4.6 million from Meijia as collateral to secure total loans facility of $4.3 million (RMB30 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans facility of $2.9 million (RMB20 million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of December 31, 2025, the outstanding balance was $3,684,117. The Company repaid $781,546 (RMB5,465,357) subsequent to the period end.